Cash flow information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Cash flow information
Loss before income tax	¥ (369,544)	$ (50,851)	¥ (445,791)
Adjustments for:
Depreciation of property, plant and equipment	762		313
Amortization of intangible assets and other non-current assets	4,501		3,343
Depreciation of right-of-use assets	3,526		4,118
Impairment loss, net of reversal-Financial assets and other items under ECL model	1,719		(3,121)
Impairment loss, net of reversal-Other financial assets	(1,797)
Reversal of inventory impairment loss	(2,425)
Property, plant and equipment written off	15
Fair value changes of convertible instruments	7,797
Fair value changes of financial instruments at fair value through profit or loss	65,562		(15,131)
Non-cash employee benefits expense-share based payments	123,257		249,188
Investment income	(12,454)
Interest income	(1,823)		(1,608)
Interest expense	25,182		14,303
Increase in trade receivables and contract assets	(42,773)		(45,149)
(Increase)/decrease in inventories	5,434		(3,527)
Decrease in prepayments, other receivables and other assets	54,335		49,601
Increase/(decrease) in trade and other payables	(2,944)		93,145
Decrease in contract liabilities	(45,625)		(1,459)
Cash used in operations	¥ (187,295)	$ (25,773)	¥ (101,775)